Income Tax - Schedule of Reconciliation Accounting Profit Multiplied by Applicable Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Accounting Profit Multiplied by Applicable Tax Rate [Abstract]
Tax calculated at tax rate	24.00%	24.00%	24.00%